UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Mid-Cap Index Fund

Investor Class (TRMNX)

This annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$30	0.27%

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly. The information technology sector also generated strong gains during the period, as the software segment performed particularly well.

  No sectors detracted from absolute returns during the reporting period.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/9/15	10,000	10,000	10,000
12/31/15	10,000	9,989	10,006
3/31/16	10,010	10,085	9,995
6/30/16	10,341	10,351	10,323
9/30/16	10,942	10,806	10,937
12/31/16	11,333	11,261	11,322
3/31/17	11,993	11,907	11,995
6/30/17	12,364	12,267	12,377
9/30/17	12,910	12,827	12,921
12/31/17	13,700	13,640	13,718
3/31/18	13,743	13,552	13,775
6/30/18	14,311	14,079	14,345
9/30/18	14,987	15,082	15,042
12/31/18	12,570	12,925	12,598
3/31/19	14,707	14,740	14,736
6/30/19	15,267	15,344	15,318
9/30/19	15,061	15,522	15,117
12/31/19	16,279	16,934	16,364
3/31/20	12,049	13,395	12,111
6/30/20	16,158	16,346	16,261
9/30/20	18,382	17,851	18,522
12/31/20	23,000	20,472	23,180
3/31/21	23,877	21,771	24,098
6/30/21	25,893	23,565	26,160
9/30/21	25,267	23,541	25,537
12/31/21	25,459	25,725	25,748
3/31/22	22,906	24,367	23,173
6/30/22	17,932	20,298	18,157
9/30/22	17,489	19,391	17,707
12/31/22	18,169	20,784	18,410
3/31/23	19,599	22,276	19,878
6/30/23	21,003	24,145	21,301
9/30/23	20,499	23,359	20,801
12/31/23	23,555	26,179	23,923
3/31/24	25,517	28,802	25,927
6/30/24	24,649	29,728	25,053
9/30/24	26,518	31,580	26,976
12/31/24	28,228	32,411	28,744

202501-4140694, 202502-4108663

F32-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Mid-Cap Index Fund (Investor Class)	19.84%	11.64%	12.14%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell Select Mid Cap Index (Strategy Benchmark)	20.15	11.93	12.36

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$234,941
  Number of Portfolio Holdings509
  Investment Advisory Fees Paid (000s)$(190)
  Portfolio Turnover Rate31.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.2
Industrials & Business Services	16.9
Consumer Discretionary	12.7
Health Care	8.2
Communication Services	5.9
Materials	5.2
Real Estate	4.9
Energy	3.8
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.0%
AppLovin	1.8
Spotify Technology	1.4
CRH	1.4
DoorDash	1.3
Trade Desk	1.1
Coinbase Global	1.1
Snowflake	1.1
Cheniere Energy	1.0
MicroStrategy	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Index Fund

Investor Class (TRMNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Index Fund

I Class (TRMSX)

This annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$15	0.14%

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly. The information technology sector also generated strong gains during the period, as the software segment performed particularly well.

  No sectors detracted from absolute returns during the reporting period.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/9/15	10,000	10,000	10,000
12/31/15	10,000	9,989	10,006
3/31/16	10,010	10,085	9,995
6/30/16	10,341	10,351	10,323
9/30/16	10,952	10,806	10,937
12/31/16	11,343	11,261	11,322
3/31/17	12,014	11,907	11,995
6/30/17	12,396	12,267	12,377
9/30/17	12,932	12,827	12,921
12/31/17	13,735	13,640	13,718
3/31/18	13,778	13,552	13,775
6/30/18	14,348	14,079	14,345
9/30/18	15,036	15,082	15,042
12/31/18	12,612	12,925	12,598
3/31/19	14,756	14,740	14,736
6/30/19	15,329	15,344	15,318
9/30/19	15,123	15,522	15,117
12/31/19	16,356	16,934	16,364
3/31/20	12,100	13,395	12,111
6/30/20	16,235	16,346	16,261
9/30/20	18,490	17,851	18,522
12/31/20	23,136	20,472	23,180
3/31/21	24,015	21,771	24,098
6/30/21	26,062	23,565	26,160
9/30/21	25,434	23,541	25,537
12/31/21	25,628	25,725	25,748
3/31/22	23,065	24,367	23,173
6/30/22	18,070	20,298	18,157
9/30/22	17,626	19,391	17,707
12/31/22	18,306	20,784	18,410
3/31/23	19,758	22,276	19,878
6/30/23	21,182	24,145	21,301
9/30/23	20,676	23,359	20,801
12/31/23	23,775	26,179	23,923
3/31/24	25,763	28,802	25,927
6/30/24	24,889	29,728	25,053
9/30/24	26,783	31,580	26,976
12/31/24	28,528	32,411	28,744

202501-4140694, 202502-4108663

F534-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Mid-Cap Index Fund (I Class)	19.99%	11.77%	12.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell Select Mid Cap Index (Strategy Benchmark)	20.15	11.93	12.36

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$234,941
  Number of Portfolio Holdings509
  Investment Advisory Fees Paid (000s)$(190)
  Portfolio Turnover Rate31.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.2
Industrials & Business Services	16.9
Consumer Discretionary	12.7
Health Care	8.2
Communication Services	5.9
Materials	5.2
Real Estate	4.9
Energy	3.8
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.0%
AppLovin	1.8
Spotify Technology	1.4
CRH	1.4
DoorDash	1.3
Trade Desk	1.1
Coinbase Global	1.1
Snowflake	1.1
Cheniere Energy	1.0
MicroStrategy	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Index Fund

I Class (TRMSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Index Fund

Z Class (TRSZX)

This annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly. The information technology sector also generated strong gains during the period, as the software segment performed particularly well.

  No sectors detracted from absolute returns during the reporting period.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,017	10,865	11,008
6/30/20	14,785	13,259	14,781
9/30/20	16,840	14,480	16,836
12/31/20	21,074	16,606	21,071
3/31/21	21,898	17,659	21,905
6/30/21	23,764	19,115	23,779
9/30/21	23,203	19,095	23,212
12/31/21	23,391	20,867	23,404
3/31/22	21,064	19,765	21,064
6/30/22	16,505	16,464	16,505
9/30/22	16,099	15,729	16,095
12/31/22	16,731	16,859	16,734
3/31/23	18,069	18,069	18,069
6/30/23	19,371	19,585	19,362
9/30/23	18,921	18,948	18,908
12/31/23	21,765	21,235	21,746
3/31/24	23,584	23,362	23,567
6/30/24	22,798	24,114	22,773
9/30/24	24,543	25,616	24,521
12/31/24	26,144	26,290	26,128

202501-4140694, 202502-4108663

F1261-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Mid-Cap Index Fund (Z Class)	20.12%	22.19%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell Select Mid Cap Index (Strategy Benchmark)	20.15	22.18

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$234,941
  Number of Portfolio Holdings509
  Investment Advisory Fees Paid (000s)$(190)
  Portfolio Turnover Rate31.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.2
Industrials & Business Services	16.9
Consumer Discretionary	12.7
Health Care	8.2
Communication Services	5.9
Materials	5.2
Real Estate	4.9
Energy	3.8
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.0%
AppLovin	1.8
Spotify Technology	1.4
CRH	1.4
DoorDash	1.3
Trade Desk	1.1
Coinbase Global	1.1
Snowflake	1.1
Cheniere Energy	1.0
MicroStrategy	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Index Fund

Z Class (TRSZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund
TRMSX Mid-Cap Index Fund–
.
I Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 17.65 $ 13.72 $ 19.55 $ 18.37 $ 13.47
Investment activities
Net investment income
(1)(2)
0.15 0.15 0.16 0.13 0.11
Net realized and unrealized
gain/loss 3.37 3.91 (5.74) 1.82 5.43
Total from investment
activities 3.52 4.06 (5.58) 1.95 5.54
Distributions
Net investment income (0.10) (0.13) (0.14) (0.11) (0.11)
Net realized gain (0.23) — (0.11) (0.66) (0.53)
Total distributions (0.33) (0.13) (0.25) (0.77) (0.64)
NET ASSET VALUE
End of period $ 20.84 $ 17.65 $ 13.72 $ 19.55 $ 18.37
Ratios/Supplemental Data
Total return
(2)(3)
19.84% 29.65% (28.63)% 10.69% 41.29%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.30% 0.35% 2.54% 1.46% 3.14%
Net expenses after waivers/
payments by Price Associates 0.27% 0.27% 0.27% 0.30% 0.31%
Net investment income 0.82% 0.99% 1.00% 0.69% 0.75%
Portfolio turnover rate 31.7% 29.5% 23.4% 34.7% 38.3%
Net assets, end of period (in
thousands) $103 $214 $166 $237 $8,724
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 17.70 $ 13.75 $ 19.60 $ 18.42 $ 13.49
Investment activities
Net investment income
(1)(2)
0.19 0.17 0.18 0.18 0.12
Net realized and unrealized
gain/loss 3.37 3.93 (5.76) 1.79 5.45
Total from investment
activities 3.56 4.10 (5.58) 1.97 5.57
Distributions
Net investment income (0.18) (0.15) (0.16) (0.13) (0.11)
Net realized gain (0.23) — (0.11) (0.66) (0.53)
Total distributions (0.41) (0.15) (0.27) (0.79) (0.64)
NET ASSET VALUE
End of period $ 20.85 $ 17.70 $ 13.75 $ 19.60 $ 18.42
Ratios/Supplemental Data
Total return
(2)(3)
19.99% 29.87% (28.57)% 10.77% 41.45%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.30% 0.40% 0.44% 0.56% 3.06%
Net expenses after
waivers/payments by Price
Associates 0.14% 0.14% 0.14% 0.16% 0.18%
Net investment income 0.98% 1.12% 1.15% 0.86% 0.88%
Portfolio turnover rate 31.7% 29.5% 23.4% 34.7% 38.3%
Net assets, end of period (in
thousands) $138,433 $114,837 $80,256 $90,604 $460
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17.71 $ 13.75 $ 19.60 $ 18.41 $ 9.05
Investment activities
Net investment income
(2)(3)
0.22 0.20 0.21 0.22 0.11
Net realized and unrealized
gain/loss 3.37 3.93 (5.77) 1.79 9.89
Total from investment
activities 3.59 4.13 (5.56) 2.01 10.00
Distributions
Net investment income (0.21) (0.17) (0.18) (0.16) (0.11)
Net realized gain (0.23) — (0.11) (0.66) (0.53)
Total distributions (0.44) (0.17) (0.29) (0.82) (0.64)
NET ASSET VALUE
End of period $ 20.86 $ 17.71 $ 13.75 $ 19.60 $ 18.41
Ratios/Supplemental Data
Total return
(3)(4)
20.12% 30.09% (28.47)% 11.00% 110.74%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.25% 0.32% 0.40% 0.60% 3.07%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.01% 0.00%
(5)
Net investment income 1.15% 1.31% 1.37% 1.09% 1.00%
(5)
Portfolio turnover rate 31.7% 29.5% 23.4% 34.7% 38.3%
Net assets, end of period (in
thousands) $96,405 $37,136 $11,404 $1,132 $204
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  5.9%
Diversified Telecommunication Services  0.4%
Frontier Communications Parent (1) 12,458 432
GCI Liberty, Class A, EC (1)(2) 203 —
Iridium Communications  5,699 166
Liberty Global, Class A (1) 8,488 108
Liberty Global, Class C (1) 7,823 103
809
Entertainment  3.2%
Liberty Media Corp-Liberty Formula One, Class A (1) 1,187 100
Liberty Media Corp-Liberty Formula One, Class C (1) 10,608 983
Liberty Media Corp-Liberty Live, Class A (1) 1,013 67
Liberty Media Corp-Liberty Live, Class C (1) 2,328 158
Madison Square Garden Sports (1) 932 210
Playtika Holding  3,816 27
ROBLOX, Class A (1) 26,545 1,536
Roku (1) 6,356 473
Spotify Technology (1) 7,423 3,321
TKO Group Holdings (1) 3,968 564
7,439
Interactive Media & Services  0.6%
IAC (1) 3,726 161
Pinterest, Class A (1) 30,405 882
TripAdvisor (1) 5,405 80
Trump Media & Technology Group (1) 3,737 127
ZoomInfo Technologies (1) 15,222 160
1,410
Media  1.7%
Liberty Broadband, Class A (1) 855 64
Liberty Broadband, Class C (1) 5,550 415
New York Times, Class A  8,086 421
Nexstar Media Group  1,544 244
Sirius XM Holdings  10,791 246
Trade Desk, Class A (1) 22,551 2,650
4,040
Total Communication Services 13,698
CONSUMER DISCRETIONARY  12.7%
Automobile Components  0.3%
Gentex  11,725 337

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lear  2,743 259
QuantumScape (1)(3) 18,069 94
690
Automobiles  0.5%
Harley-Davidson  6,011 181
Lucid Group (1) 49,528 150
Rivian Automotive, Class A (1)(3) 41,936 558
Thor Industries (3) 2,551 244
1,133
Broadline Retail  1.0%
Coupang (1) 58,558 1,287
Dillard's, Class A (3) 159 69
Etsy (1) 5,643 298
Kohl's (3) 5,533 78
Macy's  13,736 233
Nordstrom  5,104 123
Ollie's Bargain Outlet Holdings (1) 3,098 340
2,428
Diversified Consumer Services  1.0%
ADT  16,568 115
Bright Horizons Family Solutions (1) 2,891 320
Duolingo (1) 1,875 608
Grand Canyon Education (1) 1,448 237
H&R Block  7,050 373
Service Corp. International  7,071 564
2,217
Hotels, Restaurants & Leisure  4.0%
Aramark  13,172 491
Boyd Gaming  3,179 231
Cava Group (1) 3,829 432
Choice Hotels International  1,388 197
Churchill Downs  3,505 468
DoorDash, Class A (1) 17,855 2,995
DraftKings, Class A (1) 22,894 852
Dutch Bros, Class A (1) 5,481 287
Hyatt Hotels, Class A  2,085 327
Light & Wonder (1) 4,455 385
Marriott Vacations Worldwide  1,743 156
Penn Entertainment (1) 7,547 150
Planet Fitness, Class A (1) 4,288 424
Texas Roadhouse  3,377 609
Travel + Leisure  3,339 168

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vail Resorts  1,903 357
Wendy's  8,642 141
Wingstop  1,488 423
Wyndham Hotels & Resorts  3,809 384
9,477
Household Durables  1.1%
Leggett & Platt  6,876 66
Newell Brands  20,808 207
SharkNinja (1) 3,319 323
Tempur Sealy International  8,439 479
Toll Brothers  5,092 641
TopBuild (1) 1,514 471
Whirlpool (3) 2,653 304
2,491
Leisure Products  0.4%
Brunswick  3,282 212
Mattel (1) 16,974 301
Polaris  2,580 149
YETI Holdings (1) 4,267 164
826
Specialty Retail  3.5%
Advance Auto Parts  3,035 144
AutoNation (1) 1,275 217
Bath & Body Works  11,064 429
Burlington Stores (1) 3,206 914
Carvana (1) 5,472 1,113
Dick's Sporting Goods  2,832 648
Five Below (1) 2,727 286
Floor & Decor Holdings, Class A (1) 5,281 527
GameStop, Class A (1) 19,854 622
Gap  10,178 240
Lithia Motors  1,320 472
Murphy USA  921 462
Penske Automotive Group  924 141
RH (1) 757 298
Valvoline (1) 6,478 234
Wayfair, Class A (1)(3) 4,778 212
Williams-Sonoma  6,326 1,171
8,130
Textiles, Apparel & Luxury Goods  0.9%
Amer Sports (1) 2,915 81
Birkenstock Holding (1) 2,005 114

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Capri Holdings (1) 5,743 121
Carter's (3) 1,819 99
Columbia Sportswear (3) 1,667 140
Crocs (1) 2,899 318
PVH  2,782 294
Skechers USA, Class A (1) 6,628 446
Under Armour, Class A (1) 9,705 80
Under Armour, Class C (1) 9,829 73
VF  17,769 381
2,147
Total Consumer Discretionary 29,539
CONSUMER STAPLES  3.0%
Beverages  0.3%
Boston Beer, Class A (1) 442 132
Celsius Holdings (1) 8,834 233
Coca-Cola Consolidated  307 387
752
Consumer Staples Distribution & Retail  1.5%
Albertsons, Class A  21,212 417
BJ's Wholesale Club Holdings (1) 6,636 593
Casey's General Stores  1,866 739
Grocery Outlet Holding (1) 4,737 74
Maplebear (1) 8,385 347
Performance Food Group (1) 7,705 651
U.S. Foods Holding (1) 11,544 779
3,600
Food Products  0.7%
Darling Ingredients (1) 7,953 268
Flowers Foods  9,401 194
Freshpet (1) 2,365 350
Ingredion  3,296 454
Pilgrim's Pride (1) 2,113 96
Post Holdings (1) 2,397 274
Seaboard  12 29
1,665
Household Products  0.1%
Reynolds Consumer Products  2,801 75
Spectrum Brands Holdings  1,359 115
190
Personal Care Products  0.4%
BellRing Brands (1) 6,468 487

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Coty, Class A (1) 19,108 133
elf Beauty (1) 2,697 339
959
Total Consumer Staples 7,166
ENERGY  3.8%
Energy Equipment & Services  0.5%
NOV  19,715 288
TechnipFMC  21,417 620
Weatherford International  3,619 259
1,167
Oil, Gas & Consumable Fuels  3.3%
Antero Midstream  17,003 257
Antero Resources (1) 14,592 512
Cheniere Energy  11,285 2,425
Chord Energy  3,123 365
Civitas Resources  4,978 228
DT Midstream  4,885 486
Expand Energy  11,666 1,161
HF Sinclair  7,824 274
Matador Resources  5,975 336
New Fortress Energy  4,006 61
Ovintiv  13,245 536
Permian Resources  32,916 473
Range Resources  12,030 433
Viper Energy  5,158 253
7,800
Total Energy 8,967
FINANCIALS  18.2%
Banks  4.1%
Bank OZK  5,331 237
BOK Financial  1,158 123
Columbia Banking System  10,459 282
Comerica  6,730 416
Commerce Bancshares  6,263 390
Cullen/Frost Bankers  2,986 401
East West Bancorp  6,957 666
First Citizens BancShares, Class A  606 1,280
First Hawaiian  6,381 166
First Horizon  26,864 541
FNB  17,842 264
NU Holdings, Class A (1) 160,822 1,666

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pinnacle Financial Partners  3,845 440
Popular  3,624 341
Prosperity Bancshares  4,559 344
Synovus Financial  7,297 374
TFS Financial  2,540 32
Webster Financial  8,584 474
Western Alliance Bancorp  5,446 455
Wintrust Financial  3,293 411
Zions Bancorp  7,341 398
9,701
Capital Markets  6.0%
Affiliated Managers Group  1,489 275
Ares Management, Class A  9,351 1,655
Blue Owl Capital  26,180 609
Carlyle Group  11,013 556
Coinbase Global, Class A (1) 10,235 2,541
Evercore, Class A  1,819 504
Houlihan Lokey  2,637 458
Interactive Brokers Group, Class A  5,339 943
Janus Henderson Group  6,465 275
Jefferies Financial Group  8,801 690
Lazard  5,490 283
LPL Financial Holdings  3,763 1,229
Morningstar  1,342 452
Robinhood Markets, Class A (1) 33,970 1,266
SEI Investments  5,071 418
Stifel Financial  4,993 530
TPG  4,214 265
Tradeweb Markets, Class A  5,850 766
Virtu Financial, Class A  4,074 145
XP, Class A  20,465 243
14,103
Consumer Finance  0.9%
Ally Financial  13,807 497
Credit Acceptance (1)(3) 311 146
OneMain Holdings  5,661 295
SLM  10,661 294
SoFi Technologies (1) 53,279 821
2,053
Financial Services  3.0%
Affirm Holdings (1) 13,063 795
Block (1) 28,062 2,385

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Corebridge Financial  14,870 445
Equitable Holdings  16,000 755
Euronet Worldwide (1) 2,145 221
MGIC Investment  12,903 306
Rocket, Class A (1)(3) 7,121 80
Shift4 Payments, Class A (1) 3,115 323
Toast, Class A (1) 22,907 835
UWM Holdings (3) 4,551 27
Voya Financial  4,943 340
Western Union  16,939 180
WEX (1) 2,014 353
7,045
Insurance  3.6%
American Financial Group  3,611 494
Assured Guaranty  2,527 228
Axis Capital Holdings  3,898 345
Brighthouse Financial (1) 3,006 144
CNA Financial  1,143 55
Fidelity National Financial  13,082 734
First American Financial  5,012 313
Hanover Insurance Group  1,791 277
Kemper  3,038 202
Kinsale Capital Group  1,110 516
Lincoln National  8,533 271
Markel Group (1) 640 1,105
Old Republic International  11,888 430
Primerica  1,699 461
Reinsurance Group of America  3,311 707
RenaissanceRe Holdings  2,587 644
RLI  2,104 347
Ryan Specialty Holdings  5,186 333
Unum Group  9,155 669
White Mountains Insurance Group  125 243
8,518
Mortgage Real Estate Investment Trusts  0.6%
AGNC Investment, REIT (3) 41,317 381
Annaly Capital Management, REIT  28,195 516
Rithm Capital, REIT  26,009 282
Starwood Property Trust, REIT (3) 15,694 297
1,476
Total Financials 42,896

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  8.2%
Biotechnology  3.1%
Alnylam Pharmaceuticals (1) 6,511 1,532
Apellis Pharmaceuticals (1)(3) 5,232 167
BioMarin Pharmaceutical (1) 9,554 628
Exact Sciences (1) 9,177 516
Exelixis (1) 14,156 471
GRAIL (1)(3) 1,437 26
Ionis Pharmaceuticals (1) 7,848 274
Natera (1) 5,793 917
Neurocrine Biosciences (1) 5,029 686
Roivant Sciences (1) 21,338 252
Sarepta Therapeutics (1) 4,555 554
Ultragenyx Pharmaceutical (1) 4,504 189
United Therapeutics (1) 2,201 777
Viking Therapeutics (1)(3) 5,331 215
7,204
Health Care Equipment & Supplies  0.9%
DENTSPLY SIRONA  10,137 192
Enovis (1) 2,774 122
Envista Holdings (1) 8,609 166
Globus Medical, Class A (1) 5,632 466
Inspire Medical Systems (1) 1,469 272
Masimo (1) 2,182 361
Penumbra (1) 1,854 440
QuidelOrtho (1) 3,115 139
2,158
Health Care Providers & Services  0.8%
Acadia Healthcare (1) 4,558 181
Amedisys (1) 1,605 146
Chemed  754 399
Encompass Health  4,978 460
Premier, Class A  5,085 108
Tenet Healthcare (1) 4,811 607
1,901
Health Care Technology  0.8%
Certara (1) 6,221 66
Doximity, Class A (1) 6,218 332
Veeva Systems, Class A (1) 7,454 1,567
1,965

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  1.8%
10X Genomics, Class A (1) 5,280 76
Avantor (1) 34,195 720
Azenta (1) 2,411 121
Bio-Rad Laboratories, Class A (1) 956 314
Bruker  5,477 321
Fortrea Holdings (1) 4,596 86
Illumina (1) 8,057 1,077
Medpace Holdings (1) 1,278 425
QIAGEN  11,239 500
Repligen (1) 2,828 407
Sotera Health (1) 7,711 105
4,152
Pharmaceuticals  0.8%
Elanco Animal Health (1) 24,694 299
Intra-Cellular Therapies (1) 5,178 432
Jazz Pharmaceuticals (1) 3,043 375
Organon  12,904 192
Perrigo  6,789 175
Royalty Pharma, Class A  19,686 502
1,975
Total Health Care 19,355
INDUSTRIALS & BUSINESS SERVICES  16.9%
Aerospace & Defense  1.6%
BWX Technologies  4,586 511
Curtiss-Wright  1,932 686
HEICO  2,218 527
HEICO, Class A  4,095 762
Hexcel  4,082 256
Loar Holdings (1) 1,510 111
Spirit AeroSystems Holdings, Class A (1)(3) 5,809 198
Standardaero (1) 3,467 86
Woodward  2,968 494
3,631
Air Freight & Logistics  0.1%
GXO Logistics (1) 5,888 256
256
Building Products  1.8%
AAON  3,422 403
Advanced Drainage Systems  3,559 411
Armstrong World Industries  2,180 308

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
AZEK (1) 7,295 346
Carlisle  2,274 839
Fortune Brands Innovations  6,249 427
Hayward Holdings (1) 7,286 111
Owens Corning  4,348 741
Simpson Manufacturing  2,153 357
Trex (1) 5,374 371
4,314
Commercial Services & Supplies  1.0%
Clean Harbors (1) 2,562 590
MSA Safety  1,856 308
RB Global  9,227 832
Tetra Tech  13,403 534
Vestis  6,725 102
2,366
Construction & Engineering  1.8%
AECOM  6,744 720
API Group (1) 11,544 415
Comfort Systems USA  1,771 751
EMCOR Group  2,302 1,045
Everus Construction Group (1) 2,579 170
MasTec (1) 3,151 429
Valmont Industries  998 306
WillScot Holdings (1) 9,059 303
4,139
Electrical Equipment  1.6%
Acuity Brands  1,562 456
nVent Electric  8,309 566
Regal Rexnord  3,338 518
Sensata Technologies Holding  7,495 206
Vertiv Holdings, Class A  18,087 2,055
3,801
Ground Transportation  1.3%
Avis Budget Group (1)(3) 888 72
Knight-Swift Transportation Holdings  7,871 417
Landstar System  1,762 303
Lyft, Class A (1) 18,431 238
Ryder System  2,100 329
Saia (1) 1,332 607
Schneider National, Class B  2,395 70
U-Haul Holding (1)(3) 414 29
U-Haul Holding, Non-Voting  5,030 322

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
XPO (1) 5,761 755
3,142
Machinery  2.8%
AGCO  3,122 292
Allison Transmission Holdings  4,347 470
CNH Industrial  43,913 498
Crane  2,484 377
Donaldson  6,095 411
Esab  2,837 340
Flowserve  6,669 384
Gates Industrial (1) 11,870 244
Graco  8,433 711
ITT  4,156 594
Lincoln Electric Holdings  2,776 520
Middleby (1) 2,704 366
Oshkosh  3,271 311
RBC Bearings (1) 1,442 431
Timken  3,241 231
Toro  5,184 415
6,595
Marine Transportation  0.1%
Kirby (1) 2,909 308
308
Passenger Airlines  0.4%
Alaska Air Group (1) 6,369 413
American Airlines Group (1) 33,121 577
990
Professional Services  2.6%
Amentum Holdings (1) 6,512 137
Booz Allen Hamilton Holding  6,351 817
CACI International, Class A (1) 1,120 453
Clarivate (1) 20,891 106
Concentrix  2,408 104
Dun & Bradstreet Holdings (3) 15,171 189
FTI Consulting (1) 1,788 342
Genpact  8,815 379
KBR  6,758 392
ManpowerGroup  2,361 136
Parsons (1) 2,294 212
Paycor HCM (1) 4,103 76
Paylocity Holding (1) 2,182 435
Robert Half  5,139 362

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Science Applications International  2,482 277
SS&C Technologies Holdings  10,830 821
TransUnion  9,818 910
6,148
Trading Companies & Distributors  1.8%
Air Lease  5,232 252
Core & Main, Class A (1) 9,651 491
Ferguson Enterprises  10,224 1,775
MSC Industrial Direct, Class A  2,298 172
SiteOne Landscape Supply (1) 2,236 295
Watsco  1,741 825
WESCO International  2,125 384
4,194
Total Industrials & Business Services 39,884
INFORMATION TECHNOLOGY  19.9%
Communications Equipment  0.4%
Ciena (1) 7,282 618
Lumentum Holdings (1) 3,408 286
Ubiquiti  208 69
973
Electronic Equipment, Instruments & Components  1.2%
Arrow Electronics (1) 2,632 298
Avnet  4,365 228
Cognex  8,622 309
Coherent (1) 6,289 596
Crane NXT  2,455 143
Ingram Micro Holding (1) 888 17
IPG Photonics (1) 1,349 98
Littelfuse  1,224 289
TD SYNNEX  3,823 448
Vontier  7,586 277
2,703
IT Services  3.4%
Amdocs  5,663 482
Cloudflare, Class A (1) 15,156 1,632
DXC Technology (1) 8,972 179
Globant (1) 2,116 454
Kyndryl Holdings (1) 11,542 399
MongoDB (1) 3,620 843
Okta (1) 8,162 643
Snowflake, Class A (1) 15,971 2,466

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Twilio, Class A (1) 7,703 833
7,931
Semiconductors & Semiconductor Equipment  3.9%
Allegro MicroSystems (1) 6,153 134
Amkor Technology  5,648 145
Astera Labs (1) 5,451 722
Cirrus Logic (1) 2,697 269
Entegris  7,590 752
GLOBALFOUNDRIES (1)(3) 4,933 212
Lattice Semiconductor (1) 6,914 392
MACOM Technology Solutions Holdings (1) 2,833 368
Marvell Technology  43,273 4,779
MKS Instruments  3,396 355
Onto Innovation (1) 2,463 410
Qorvo (1) 4,810 336
Universal Display  2,370 346
Wolfspeed (1)(3) 6,259 42
9,262
Software  10.6%
Appfolio, Class A (1) 1,137 281
AppLovin, Class A (1) 13,243 4,289
Aspen Technology (1) 1,364 341
Atlassian, Class A (1) 8,044 1,958
Bentley Systems, Class B  7,123 333
BILL Holdings (1) 5,091 431
CCC Intelligent Solutions Holdings (1) 22,680 266
Confluent, Class A (1) 12,580 352
Datadog, Class A (1) 15,102 2,158
DocuSign (1) 10,279 925
Dolby Laboratories, Class A  2,932 229
DoubleVerify Holdings (1) 7,260 139
Dropbox, Class A (1) 12,021 361
Dynatrace (1) 14,861 808
Elastic (1) 4,380 434
Five9 (1) 3,721 151
Gitlab, Class A (1) 6,201 349
Guidewire Software (1) 4,127 696
HashiCorp, Class A (1) 7,285 249
HubSpot (1) 2,470 1,721
Informatica, Class A (1) 4,128 107
Manhattan Associates (1) 3,084 833
MicroStrategy, Class A (1) 8,316 2,408
nCino (1) 4,183 140

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Nutanix, Class A (1) 12,613 772
Pegasystems  2,236 208
Procore Technologies (1) 5,430 407
RingCentral, Class A (1) 4,121 144
SentinelOne, Class A (1) 13,994 311
Smartsheet, Class A (1) 6,882 386
Teradata (1) 4,855 151
UiPath, Class A (1) 21,743 276
Unity Software (1) 15,351 345
Zoom Communications (1) 13,335 1,088
Zscaler (1) 4,710 850
24,897
Technology Hardware, Storage & Peripherals  0.4%
Pure Storage, Class A (1) 15,527 954
954
Total Information Technology 46,720
MATERIALS  5.2%
Chemicals  1.1%
Ashland  2,449 175
Axalta Coating Systems (1) 11,056 378
Chemours  7,469 126
Element Solutions  11,226 286
Huntsman  8,196 148
NewMarket  338 179
Olin  5,882 199
RPM International  6,406 788
Scotts Miracle-Gro  2,130 141
Westlake  1,681 193
2,613
Construction Materials  1.6%
CRH  34,703 3,210
Eagle Materials  1,689 417
3,627
Containers & Packaging  1.1%
AptarGroup  3,321 522
Berry Global Group  5,817 376
Crown Holdings  5,882 486
Graphic Packaging Holding  15,076 410
Sealed Air  7,296 247
Silgan Holdings  4,157 216

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sonoco Products  4,912 240
2,497
Metals & Mining  1.3%
Alcoa  12,456 471
ATI (1) 6,254 344
Cleveland-Cliffs (1) 24,171 227
MP Materials (1)(3) 6,697 104
Reliance  2,712 730
Royal Gold  3,303 436
Southern Copper  4,427 403
United States Steel  11,320 385
3,100
Paper & Forest Products  0.1%
Louisiana-Pacific  3,182 329
329
Total Materials 12,166
REAL ESTATE  4.9%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  10,963 597
597
Health Care Real Estate Investment Trusts  0.4%
Healthcare Realty Trust, REIT  17,712 300
Medical Properties Trust, REIT  30,320 120
Omega Healthcare Investors, REIT  13,566 513
933
Hotel & Resort Real Estate Investment Trusts  0.1%
Park Hotels & Resorts, REIT  10,356 146
146
Industrial Real Estate Investment Trusts  0.8%
Americold Realty Trust, REIT  14,253 305
EastGroup Properties, REIT  2,494 400
First Industrial Realty Trust, REIT  6,694 336
Lineage, REIT  3,087 181
Rexford Industrial Realty, REIT  11,074 428
STAG Industrial, REIT  9,076 307
1,957
Office Real Estate Investment Trusts  0.4%
Cousins Properties, REIT  8,073 248
Highwoods Properties, REIT  5,232 160
Kilroy Realty, REIT  5,862 237

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vornado Realty Trust, REIT  8,901 374
1,019
Real Estate Management & Development  0.6%
Howard Hughes Holdings (1) 1,581 122
Jones Lang LaSalle (1) 2,377 602
Seaport Entertainment Group (1)(3) 400 11
Zillow Group, Class A (1) 2,348 166
Zillow Group, Class C (1) 7,819 579
1,480
Residential Real Estate Investment Trusts  0.9%
American Homes 4 Rent, Class A, REIT  17,082 639
Equity LifeStyle Properties, REIT  9,550 636
Sun Communities, REIT  6,216 765
2,040
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT (3) 5,428 382
Brixmor Property Group, REIT  15,209 424
NNN REIT, REIT  9,473 387
1,193
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  11,255 482
EPR Properties, REIT  3,743 166
Gaming & Leisure Properties, REIT  13,177 635
Lamar Advertising, Class A, REIT  4,381 533
National Storage Affiliates Trust, REIT  3,506 133
Rayonier, REIT  7,732 202
2,151
Total Real Estate 11,516
UTILITIES  1.0%
Electric Utilities  0.3%
IDACORP  2,665 291
OGE Energy  10,145 419
710
Gas Utilities  0.3%
MDU Resources  10,187 184
National Fuel Gas  4,569 277
UGI  10,782 304
765

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.2%
Brookfield Renewable (3) 6,778 188
Clearway Energy, Class A  1,818 44
Clearway Energy, Class C  4,190 109
341
Water Utilities  0.2%
Essential Utilities  12,666 460
460
Total Utilities 2,276
Total Common Stocks (Cost $198,669) 234,183
EQUITY MUTUAL FUNDS  0.2%
SPDR S&P MidCap 400 ETF Trust (3) 923 526
Total Equity Mutual Funds (Cost $528) 526
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 683,217 683
Total Short-Term Investments (Cost $683) 683
SECURITIES LENDING COLLATERAL  1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 3,831,216 3,831
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,831
Total Securities Lending Collateral (Cost $3,831) 3,831
Total Investments in Securities
101.8% of Net Assets
(Cost $203,711) $ 239,223

T. ROWE PRICE Mid-Cap Index Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 17++
Totals $ —# $ — $ 17+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 4,984  ¤  ¤ $ 4,514
Total $ 4,514^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $17 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,514.

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $203,711) $ 239,223
Receivable for shares sold 306
Dividends receivable 176
Due from affiliates 16
Other assets 12
Total assets 239,733
Liabilities
Obligation to return securities lending collateral 3,831
Payable for investment securities purchased 804
Payable for shares redeemed 76
Investment management fees payable 19
Other liabilities 62
Total liabilities 4,792
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 234,941

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 33,261
Paid-in capital applicable to 11,264,211 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 201,680
NET ASSETS $ 234,941
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $103; Shares outstanding: 4,922) $ 20.84
I Class
(Net assets: $138,433; Shares outstanding: 6,638,791) $ 20.85
Z Class
(Net assets: $96,405; Shares outstanding: 4,620,498) $ 20.86

T. ROWE PRICE Mid-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4) $ 2,093
Securities lending 60
Other 2
Total income 2,155
Expenses
Investment management 171
Shareholder servicing
I Class 52
Prospectus and shareholder reports
I Class
$
5
Z Class 3 8
Custody and accounting 257
Legal and audit 34
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (361)
Total expenses 177
Net investment income 1,978
Realized and Unrealized Gain / Loss –
Net realized gain on securities 5,868
Change in net unrealized gain / loss on securities 27,587
Net realized and unrealized gain / loss 33,455
INCREASE IN NET ASSETS FROM OPERATIONS $ 35,433

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,978 $ 1,383
Net realized gain (loss) 5,868 (566)
Change in net unrealized gain / loss 27,587 31,433
Increase in net assets from operations 35,433 32,250
Distributions to shareholders
Net earnings
Investor Class (1) (2)
I Class (2,680) (964)
Z Class (1,967) (357)
Decrease in net assets from distributions (4,648) (1,323)
Capital share transactions
*
Shares sold
I Class 15,317 14,270
Z Class 59,186 23,014
Distributions reinvested
I Class 2,680 964
Z Class 1,967 357
Shares redeemed
Investor Class (148) –
I Class (14,614) (5,357)
Z Class (12,419) (3,814)
Increase in net assets from capital share
transactions 51,969 29,434

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 82,754 60,361
Beginning of period 152,187 91,826
End of period $ 234,941 $ 152,187
*Share information (000s)
Shares sold
I Class 790 939
Z Class 3,033 1,493
Distributions reinvested
I Class 121 56
Z Class 89 21
Shares redeemed
Investor Class (7) –
I Class (759) (345)
Z Class (599) (246)
Increase in shares outstanding 2,668 1,918

T. ROWE PRICE Mid-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-
capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the
Mid-Cap Index Fund (Investor Class), the Mid-Cap Index Fund–I Class (I Class)
and the Mid-Cap Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Mid-Cap Index Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 234,183 $ — $ — $ 234,183
Equity Mutual Funds 526 — — 526
Short-Term Investments 683 — — 683
Securities Lending Collateral 3,831 — — 3,831
Total $ 239,223 $ — $ — $ 239,223

T. ROWE PRICE Mid-Cap Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $3,741,000; the value of cash collateral and related investments was $3,831,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $109,792,000 and
$60,241,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Mid-Cap Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 3,483 $ 1,323
Long-term capital gain 1,165 —
Total distributions $ 4,648 $ 1,323
($000s)
Cost of investments $ 210,134
Unrealized appreciation $ 51,631
Unrealized depreciation (22,542)
Net unrealized appreciation (depreciation) $ 29,089
($000s)
Undistributed ordinary income $ 738
Undistributed long-term capital gain 3,434
Net unrealized appreciation (depreciation) 29,089
Total distributable earnings (loss) $ 33,261

T. ROWE PRICE Mid-Cap Index Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Mid-Cap Index Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $678,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Mid-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $52,000 for shareholder servicing costs related to the college savings plans, of which $9,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(197) $(164)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Mid-Cap Index Fund

presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 94% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,922 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Mid-Cap Index Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Mid-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,165,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,562,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,423,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $297,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F32-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2025